Contingent Liabilities and Provision - Additional Information (Detail) $ in Millions		1 Months Ended	25 Months Ended
	Jul. 31, 2019 CAD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2018 USD ($)
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Underwriting offering		$ 650	$ 4,000
Underwriting offering, percentage		6.00%
York Countyv Rambo Class Actions [member] | Tranche One [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Underwriting offering		$ 400
York Countyv Rambo Class Actions [member] | Tranche Two [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Underwriting offering		$ 250
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Estimated financial effect of contingent liabilities	1,200,000,000
Credit card class actions - Quebec Consumer Protection Act [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Litigation settlement negotiable amount	$ 4,250,000